CONDENSED CONSOLIDATED BALANCE SHEETS (Parentheticals) - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement of Financial Position [Abstract]
Aallowance for credit losses	$ 2,834,974	$ 2,393,033	$ 32,457
Preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized (in Shares)	10,000,000	10,000,000	10,000,000
Preferred stock, shares issued (in Shares)	6,158	6,158	0
Preferred stock, shares outstanding (in Shares)	6,158	6,158	0
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized (in Shares)	100,000,000	100,000,000	100,000,000
Common stock, shares issued (in Shares)	17,022,690	16,297,190	4,639,643
Common stock, shares outstanding (in Shares)	17,022,690	16,297,190	4,639,643